Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.001 per share
Amount Registered | shares	3,313,868
Proposed Maximum Offering Price per Unit	24.53
Maximum Aggregate Offering Price	$ 81,289,182.04
Fee Rate	0.01531%
Amount of Registration Fee	$ 12,445.37
Offering Note	The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Norwegian Cruise Line Holdings Ltd.'s Registration Statement on Form S-3 (No. 333-275399), in accordance with Rules 456(b) and 457(r) under the Securities Act